To Our Shareholders,

   We are pleased to provide you with Legg Mason Tax-Free Income Fund's annual report for its fiscal year ended March 31, 1999. This report includes financial information for the three series of the Fund: Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate.

   The following table summarizes key statistics for each Fund, as of March 31, 1999:

                                                          Average          Net Asset Value
                                         SEC Yield*   Weighted Maturity       Per Share
                                         ----------   -----------------    ----------------
            Maryland Tax-Free             +3.80%        16.00 Years             $16.39
            Pennsylvania Tax-Free         +3.67%        16.39 Years              16.53
            Tax-Free Intermediate         +3.38%         7.70 Years              15.68

   Each of the Funds seeks a high level of current income exempt from federal income tax. Maryland Tax-Free also seeks income which is exempt from Maryland state and local income taxes. The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:

                                              Maryland           Pennsylvania            Tax-Free
                                              Tax-Free             Tax-Free            Intermediate
                                              --------           ------------          ------------
            Aaa                                 49.4%                78.2%                 63.7%
            Aa                                  32.1                 17.1                  24.6
            A                                   12.9                   --                   6.8
            Baa                                  2.7                   --                   1.3
            Short-term securities                2.9                  4.7                   3.6


   Net asset values per share for each of the Funds declined modestly from their September 30, 1998 levels in response to rising interest rates. For the twelve months ended March 31, 1999, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 5.16%, 5.54% and 4.82%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived through July 31, 1999, and no initial sales charges are reflected in the total return calculations above.) Past performance does not guarantee future results.

   Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's weighted average maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

   During 1998 and into 1999, the focus on the Year 2000 issue has increased significantly. As you may know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Funds' Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Funds are committed to taking those steps necessary to protect our investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Funds are taking steps to ensure that all of their systems will function properly before, during, and after the Year 2000, the Funds could be adversely affected by computer-related problems associated with the Year 2000. Contingency plans are in place to ensure that functions critical to the Funds' operations will continue without interruption. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

   For several operational reasons, we are changing the capital gain distribution payment schedule for these funds. Our new schedule will be to make capital gain distributions, if any, in June and December.

   Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.



                                       Sincerely,




                                       /s/ John F. Curley, Jr.
                                       _______________________
                                       John F. Curley, Jr.
                                       Chairman


May 17, 1999




---------
*SEC yields reported are for the 30 days ended March 31, 1999. If no fees had been waived by the Adviser, the 30-day SECyields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.56%, 3.37% and 3.06%, respectively.

Portfolio Manager's Comments
Legg Mason Tax-Free Income Fund



Market Overview and Commentary

   During the year ended March 31, 1999, municipal prices increased slightly and tax-free yields fell modestly. The municipal bond market displayed little volatility and broke out of a relatively tight trading range only twice during the twelve-month period. During April 1998, tax-free bond prices fell as municipal issuance set a near record pace. This surge in volume was expected given the lower absolute level of interest rates, which induced municipalities to refund higher yielding debt with bonds paying lower coupons. In addition, the robust economy created large tax bills for many individuals, who liquidated municipal holdings to pay income taxes. Without the benefit of individual buyers during the tax season, the market stumbled on the enormous volume. However, prices rebounded quickly, and by mid-May the market had recovered fully.

   Three months later, the municipal bond market again broke out of its trading range, this time with a strong rally. During August 1998, escalating global economic unrest joined with sharp corrections in U.S. equity markets to drive U.S. bond yields to historic lows. As Japan wrestled with its economic malaise, the crisis in the rest of Asia spread to Russia and South America. In the U.S., extreme leverage combined with misplaced wagers inflicted crushing losses on some large hedge funds. This raised concern about potential damage to U.S. banks and world financial markets if these funds liquidated their huge investment positions. On September 29th, this concern, combined with weakening domestic economic data, led the U.S. Federal Reserve to cut the federal funds rate on overnight loans between banks by a quarter point, to 5.25% This was the first interest rate cut since January 1996. Subsequently, the Fed eased twice more before adopting a "wait and see" attitude in December 1998. This extremely constructive environment benefited municipal bond prices, and the yield on 30-year tax-free bonds fell to 4.82%, the lowest in almost 30 years.

   This market rally was not sustained, however, during the last months of 1998. During November and December, the global and domestic forces which had acted in concert to drive interest rates lower, gave way to conflicting signals and higher yields by the end of 1998. During the first three months of 1999, interest rates on Treasury bonds rose sharply. In contrast, the municipal bond market displayed remarkable resilience. Tax-free bonds were helped by a 19% drop in the pace of new issue supply versus last year. In addition, the relative value of tax-free bonds increasingly attracted buyers to the market. Investors reallocating funds out of taxable bonds into municipals did so at relative values not seen in nearly a decade.

Maryland Tax-Free Income Trust

   For the fiscal year ended March 31, 1999, the Fund's total return was 5.16%. The average maturity of the Fund increased slightly to 16.00 years from 15.74 years over the last 12 months.

Pennsylvania Tax-Free Income Trust

   For the fiscal year ended March 31, 1999, the Fund's total return was 5.54%. The average maturity of the Fund decreased slightly to 16.39 years from 16.97 years over the last 12 months.

Tax-Free Intermediate-Term Income Trust

   For the fiscal year ended March 31, 1999, the Fund's total return was 4.82%. Over the last 12 months, the average maturity of the Fund has remained essentially unchanged and currently stands at 7.70 years.

Outlook

   Over the near term, we believe the manufacturing and trade sectors of the economy will continue to be soft due to global economic weakness. Consumer spending should return to a level more reflective of the growth in income. Inflation should be tempered by the weakness in the commodity-based economies in Asia and Latin America. Longer term, we believe that the forces remain in place to produce above-trend economic growth in a low inflationary environment.

Strategy

   We continue to add to positions in bonds that we believe have good performance characteristics in both up and down markets, and continue to favor high quality bonds with good call protection. The average credit quality in each of the Funds is currently AA or better. In most cases, we do not believe that the incremental yield offered by bonds rated at the lower end of the investment grade category is sufficient to compensate investors for the higher credit risk they pose. In addition, we continue to be very selective with regard to holdings in the hospital sector. Although we believe that attractive values may be created as this area of the market comes under pressure, we remain cognizant of the competitive and financial challenges facing many health care issuers. As always, consistent with the Funds' prospectus guidelines, we are mindful of maintaining as high a level of distributed income on the Funds as possible. Therefore, we generally avoid selling bonds from the Funds which have high coupons and are selling at a significant premium to our purchase cost. Their sale would create sizable taxable gains and their high level of distributed tax-free income would be difficult to replace in the current rate environment.




                                       Jane E. Trust, CFA
                                       Portfolio Manager

April 20, 1999

Performance Information
Legg Mason Tax-Free Income Fund



Performance Comparison of a $10,000 Investment as of March 31, 1999

         The returns shown on these pages are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated after subtracting each Fund's maximum sales load and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Legg Mason Funds' results and the indices' results assume reinvestment of all dividends and distributions.

         The Pennsylvania Tax-Free Income Trust has two classes of shares:
      Primary Class and Navigator Class. Information about the Navigator Class, offered only to certain institutional investors, is contained in a separate report to its shareholders.



      Maryland Tax-Free Income Trust


--------------------------------------------------------
                         Cumulative     Average Annual
                        Total Return*    Total Return*
--------------------------------------------------------
 One Year                   +2.27%          +2.27%
 Five Years                +33.26           +5.91
 Life of Fund(dagger)      +67.53           +6.73
--------------------------------------------------------
(dagger) Inception date -- May 1, 1991
*        Includes maximum sales charge of 2.75%




                    [GRAPH APPEARS HERE - NEED PLOT POINTS]

                                       Years ended March 31,
          1991(dagger)   1992   1993   1994   1995   1996   1997   1998   1999
$10,000
$16,753
$18,040


--- Maryland Tax-Free Income Trust
___ Lehman Brothers Municipal Bond Index(1)

(1) The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Index returns are for the periods beginning April 30, 1991.
(dagger) Fund inception--May 1, 1991.

Legg Mason Tax-Free Income Fund



      Pennsylvania Tax-Free Income Trust

---------------------------------------------------------
                          Cumulative     Average Annual
                         Total Return*    Total Return*
---------------------------------------------------------
 One Year                    +2.63%         +2.63%
 Five Years                 +34.40          +6.09
 Life of Fund(dagger)       +68.06          +7.00
---------------------------------------------------------
(dagger) Inception date -- August 1, 1991
 *       Includes maximum sales charge of 2.75%




                    [GRAPH APPEARS HERE - NEED PLOT POINTS]

                                       Years ended March 31,
           1991(dagger)   1992   1993   1994   1995   1996   1997   1998   1999
$10,000
$16,806
$17,683


--- Pennsylvania Tax-Free Income Trust
___ Lehman Brothers Municipal Bond Index(1)

(1) The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Index returns are for the periods beginning July 31, 1991.
(dagger) Fund inception--August 1, 1991.




      Tax-Free Intermediate-Term Income Trust


---------------------------------------------------------
                         Cumulative     Average Annual
                        Total Return*    Total Return*
---------------------------------------------------------
 One Year                   +2.72%          +2.72%
 Five Years                +28.36           +5.12
 Life of Fund(dagger)      +39.28           +5.32
---------------------------------------------------------
(dagger) Inception Date -- November 9, 1992
 *       Includes maximum sales charge of 2.00%



                    [GRAPH APPEARS HERE - NEED PLOT POINTS]

                                       Years ended March 31,
          1991(dagger)   1992   1993   1994   1995   1996   1997   1998   1999
$10,000
$13,928
$15,097


--- Tax-Free Intermediate Trust
___ Lehman Brothers 7-Year Municipal Bond Index(1)

(1) The Lehman Brothers 7-Year Municipal Bond Index is a total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years. Index returns are for the periods beginning October 31, 1992.
(dagger) Fund inception--November 9, 1992.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 1999
(Amounts in Thousands)

Maryland Tax-Free Income Trust


                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.6%
      Annapolis (City of), Economic Development
        Revenue (St. John's College Facility), Series 1998   5.50%          10/1/18          $1,000          $ 1,012
      Annapolis (City of), Economic Development
        Revenue (St. John's College Facility), Series 1998   5.50%          10/1/23             870              876
      Anne Arundel County (Baltimore Gas & Electric
        Project), PCR Refunding                              6%             4/1/24            4,500            4,838
      Anne Arundel County, Consolidated
        Water and Sewer, GO                                  5%             9/1/16            1,000            1,008
      Anne Arundel County, Consolidated
        Water and Sewer, GO Refunding                        5.30%          4/15/17           1,000            1,032
      Baltimore City Water Utility Project
        (Water Projects) Series A Refunding
        (Pre-refunded 7/1/00) (MBIA insured)                 6.50%          7/1/20            1,250            1,299(A)
      Baltimore County, Consolidated Public
        Improvement, GO (Pre-refunded 7/1/02)                6.125%         7/1/09            2,000            2,183(A)
      Baltimore County, Consolidated Public
        Improvement, GO                                      4.75%          7/1/18            3,150            3,091
      Baltimore County, Nursing Home (Stella Maris)
        Series A (Pre-refunded 3/1/01)                       7.25%          3/1/11              890              966(A)
      Baltimore County, Pension Funding, GO Refunding        5%             8/1/09            2,500            2,647
      Baltimore, Maryland Revenue Refunding Waste
        Water Project Series A (FGIC insured)                5%             7/1/22            1,550            1,558
      Baltimore, Maryland Revenue Refunding Waste
        Water Project Series A (FGIC insured)                5.50%          7/1/26            1,000            1,044
      Calvert County, Maryland (Baltimore Gas &
        Electric Project) PCR Refunding                      5.55%          7/15/14           1,000            1,045
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/20           1,395            1,440
      Carroll County, Consolidated Public
        Improvement, GO                                      5.375%         11/1/25           1,855            1,904
      Charles County, GO (Pre-refunded 6/1/01)               6.60%          6/1/06            1,000            1,082(A)
      Frederick County, GO Series 1990
        (Pre-refunded 8/1/03)                                6.625%         8/1/20              250              282(A)
      Frederick County, Public Facility 1991
        GO (Pre-refunded 5/1/01)                             6.50%          5/1/07              650              700(A)
      Harford County, GO (Pre-refunded 12/1/00)              6.40%          12/1/10             500              535(A)
      Harford County, GO                                     5%             3/1/12            1,000            1,026

Legg Mason Tax-Free Income Fund



Maryland Tax-Free Income Trust -- Continued


                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Howard County, Consolidated Public Improvement
        GO Series A (Pre-refunded 2/15/00)                   6.50%          2/15/11          $  700       $      720(A)
        GOSeries A Refunding                                 5%             2/15/11           1,000            1,034
      Howard County, Metropolitan District GORefunding
        1998 Series A                                        5.50%          2/15/27           1,000            1,038
        1998 Series A                                        4.75%          2/15/27           2,335            2,224
        Series B                                             6%             8/15/19           1,500            1,574
      Howard County, Public Improvement
        GO Series B Refunding                                0%             8/15/07           1,000              698(B)
      Laurel (City of), Public Improvement GO Refunding
        (Pre-refunded 7/1/01) (MBIA insured)                 7%             7/1/09              250              273(A)
        (Pre-refunded 7/1/01) (MBIA insured)                 7%             7/1/11            1,000            1,093(A)
      Maryland Community Development Administration
        Multi-Family Insured Mortgage Series B               5.80%          5/15/26           1,500            1,556
        Multi-Family Insured Mortgage Series G               7.10%          5/15/23             150              158
        Single Family AMT
          Second Series                                      6.65%          4/1/04            1,000            1,050
          Sixth Series                                       7.125%         4/1/14              365              379
          Fourth Series                                      7.45%          4/1/32              925              968
        Single-Family Non-AMT Third Series                   7.25%          4/1/27              670              702
      Maryland Department of Transportation
        Consolidated Transportation
          Series 1991 (Pre-refunded 9/1/00)                  6.25%          9/1/03            1,000            1,053(A)
      Maryland Health and Higher Educational
        Facilities Authority
          Anne Arundel Medical Center Issue,
            Series 1998 (FSAinsured)                         5.125%         7/1/28            4,000            4,018
          College of Notre Dame
            (MBIA insured)                                   5.30%          10/1/18             465              489
          College of Notre Dame
            (MBIA insured)                                   4.65%          10/1/23           1,400            1,322
          Francis Scott Key Medical Center
            (Pre-refunded 7/1/00) (FGIC insured)             6.75%          7/1/23            1,500            1,592(A)
          Francis Scott Key Medical Center Refunding
            (FGIC insured)                                   5%             7/1/23            2,000            1,972
          Francis Scott Key Medical Center Refunding         5.625%         7/1/25            1,000            1,031
          Greater Baltimore Medical Center
            (Pre-refunded 7/1/01)                            6.75%          7/1/19            1,000            1,087(A)
          Howard County General Hospital Refunding           5.50%          7/1/21            2,500            2,635
          Johns Hopkins Hospital Series 1990                 0%             7/1/19            4,000            1,415(B)

                                                              Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Maryland Health and Higher Educational
        Facilities Authority--(Continued)
          Johns Hopkins Medicine, Howard County
            General Hospital, Acquisition Issue Series 1998
            (MBIA insured)                                   5%             7/1/29           $1,300          $ 1,288
          Johns Hopkins University Refunding                 6%             7/1/10              500              569
          Johns Hopkins University Series 1997 Refunding     5.625%         7/1/17            1,000            1,071
          Kennedy Institute Series 1991
            (Pre-refunded 7/1/01)                            7.40%          7/1/11              630              692(A)
          Kennedy Institute Series 1991
            (Pre-refunded 7/1/01)                            6.75%          7/1/22            1,000            1,067(A)
          Kennedy Krieger Issue, Series 1997 Refunding       5.125%         7/1/22            1,000              949
          Loyola College Series A Refunding
            (MBIA insured)                                   5.375%         10/1/26           3,750            3,861
          Maryland Institute, College of Art Issue
            (FSA insured)                                    5%             6/1/29            2,000            1,981
          Medlantic/Helix Issue, Revenue
            Bonds Series 1998B (AMBAC insured)               5.25%          8/15/38           3,000            3,095
          Memorial Hospital at Easton Issue,
            Revenue Bonds (MBIA insured)                     5.25%          7/1/13              500              521
          Union Memorial Hospital Series A Refunding
            (MBIA insured)                                   6.75%          7/1/21              390              424
          Union Memorial Hospital Series A Refunding
            (MBIA insured)                                   6.75%          7/1/11               65               70
          Union Memorial Hospital Series A and B
            (Pre-refunded 7/1/01) (MBIA insured)             6.75%          7/1/11              535              581(A)
          Union Memorial Hospital Series A and B
            (Pre-refunded 7/1/01) (MBIA insured)             6.75%          7/1/21            1,510            1,641(A)
          University of Maryland Medical System
            Series 1993 Refunding (FGIC insured)             5.375%         7/1/13            2,000            2,099
          Upper Chesapeake Hospital Issue Series A
            (FSAinsured)                                     5.50%          1/1/20            1,250            1,301
      Maryland National Capital Park and Planning
        Commission (Prince George's County) Series L2
        (Pre-refunded 7/1/02)                                6%             7/1/05              500              543(A)
      Maryland Stadium Authority Sports Facilities
        Lease Revenue (AMBACinsured)                         5.75%          3/1/18            1,000            1,064
      Maryland Stadium Authority Sports Facilities
        Lease Revenue AMT Series D                           7.50%          12/15/10          4,000            4,184
      Maryland Stadium Authority Sports Facilities
        Lease Revenue AMT Series D                           7.60%          12/15/19          2,255            2,363
      Maryland State and Local Facilities Loan, GO,
        Second Series                                        5%             8/1/11            3,000            3,109
      Maryland Transportation Authority Series 1985
        Refunding                                            5.75%          7/1/15            5,250            5,472

Legg Mason Tax-Free Income Fund



Maryland Tax-Free Income Trust -- Continued

                                                             Rate           Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Maryland Water Quality Financing Administration,
        Revolving Loan Fund Revenue Series 1993A             5.40%          9/1/12           $1,500        $   1,575
      Mayor and City Council of Baltimore (FGIC insured)
        Baltimore City Parking Revenue
          (Pre-refunded 7/1/02)                              6.25%          7/1/21              500              548(A)
        Baltimore City Water Projects Refunding              5%             7/1/24            5,600            5,624
      Mayor and City Council of Baltimore (FGIC insured)
        Capital Appreciation, GOSeries A
          (Pre-refunded 10/15/05)                            0%             10/15/11          1,060              560(A,B)
        Capital Appreciation GOSeries A                      0%             10/15/11            940              488(B)
      Montgomery County, Consolidated Public
        Improvement, GO Series A Refunding                   5.80%          7/1/07            2,750            3,064
      Montgomery County, Consolidated Public
        Improvement, GO Series A Refunding                   0%             7/1/10            3,000            1,801(B)
      Montgomery County, HOC Single-Family Series A          6.80%          7/1/17              910              952
      Montgomery County, Parking Revenue
        (Silver Spring Parking Lot) 1992 Series A Refunding
        (FGIC insured)                                       6.25%          6/1/07            2,000            2,174
      Montgomery County (Potomac Electric Project),
        1994 Series PCR Refunding                            5.375%         2/15/24           1,000            1,018
      Morgan State University Academic and Auxiliary
        Fees Revenue Series A (Pre-refunded 7/1/00)
        (MBIA insured)                                       7%             7/1/20            1,000            1,065(A)
      Northeast Maryland Waste Disposal Authority,
        Solid Waste Revenue (Montgomery County
        Resource Recovery Project) AMT Series 1993A          6%             7/1/07            1,000            1,093
      Northeast Maryland Waste Disposal Authority,
        Solid Waste Revenue (Montgomery County
        Resource Recovery Project) AMT Series 1993A          6.30%          7/1/16            3,000            3,208
      Port Facilities Revenue (Consolidated Coal Sales
        Co. Project) Series A & B                            6.50%          10/1/11           6,000            6,553
      Prince George's County, Consolidated Public
        Improvement, GORefunding                             6.70%          7/1/04              585              632
      Prince George's County, Consolidated Public
        Improvement, GO Refunding                            6.75%          7/1/11              585              632
      Prince George's County (Potomac Electric Project)
        1993 Series PCR Refunding                            6.375%         1/15/23           2,250            2,446
      Prince George's County, Solid Waste
        Management System Revenue
          Series 1990 (Pre-refunded 6/30/00)                 6.75%          6/30/02             250              265(A)
          Series 1990 (Pre-refunded 6/30/00)                 6.90%          6/30/06             750              798(A)
          Series 1993 Refunding                              5.25%          6/15/13           1,000            1,014

                                                             Rate           Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      State of Maryland, GO                                  6.70%          7/15/02         $   500       $      523
      State of Maryland, GO (Pre-refunded 3/1/00)            6.70%          3/1/04            1,500            1,570(A)
      State of Maryland, GO                                  5.40%          6/1/07            2,000            2,131
      Talbot County, Bank Qualified, GO
        (Pre-refunded 5/1/01)                                6.70%          5/1/10              500              541(A)
      Talbot County, Bank Qualified, GO
        (Pre-refunded 5/1/01)                                6.70%          5/1/11              415              449(A)
      University of Maryland
        (Auxiliary Facilities and Tuition Revenue)
          Series B (Pre-refunded 10/1/02)                    6.375%         4/1/09            1,000            1,105(A)
          Series A                                           5.60%          4/1/15            1,000            1,058
          Series A Refunding                                 5.125%         4/1/17            2,000            2,031
          1999 Series A                                      4.50%          10/1/19           6,290            5,913
      Washington County, Maryland (Water &
        Sewer Project) GO Refunding (FGICinsured)            0%             1/1/17              385              158(B)
      Washington Suburban Sanitary District
        (Pre-refunded 6/1/02)                                6.10%          6/1/07            1,000            1,088(A)
      Washington Suburban Sanitary District                  5.50%          6/1/13            1,000            1,066
      Washington Suburban Sanitary District
        (Pre-refunded 6/1/01)                                6.90%          6/1/13              400              435(A)
      Washington Suburban Sanitary DistrictRefunding         5%             6/1/10            1,000            1,053
      Washington Suburban Sanitary District Refunding        5.25%          6/1/11            1,000            1,051
      Washington Suburban Sanitary District Refunding        5.25%          6/1/15            1,000            1,017
      Washington Suburban Sanitary District Refunding        5.25%          6/1/16            1,000            1,055
      Washington Suburban Sanitary District Refunding        5.75%          6/1/17            2,000            2,221
      Wicomico County, Maryland Consolidated Public
        Improvement and Refunding Bonds
        of 1998, GO (FGIC insured)                           5%             2/1/13            1,500            1,542
      Worcester County Sanitary District, GO
        (Pre-refunded 5/1/01)                                6.75%          5/1/15              115              124(A)
                                                                                                          ----------
      Total Municipal Bonds  (Identified Cost-- $149,234)                                                    159,235
      --------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations(C) -- 2.9%
      Allegheny County Hospital Development
        Authority Health Center Revenue Bonds
        (Presbyterian-University Health System, Inc.)
        Series 1990 B&D                                      3.15%          4/1/99              890              890
      Jackson County, Mississippi Port
        Facility Refunding Revenue Bonds
        (Chevron U.S.A. Inc. Project) Series 1993            3.15%          4/1/99              500              500

Legg Mason Tax-Free Income Fund



Maryland Tax-Free Income Trust -- Continued


                                                             Rate           Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Kentucky Economic Development Finance
        Authority Hospital Revenue Bonds (Baptist
        Healthcare System Obligated Group) Series 1999C      3.30%          4/1/99            $ 600            $ 600
      Lincoln County, Wyoming PCR Bonds
        (Exxon Project) Series 1984D                         3.30%          4/1/99              700              700
      Southwest Higher Education Authority
        Incorporated Texas Revenue (SMU University)          3.20%          4/1/99            2,100            2,100
                                                                                                          ----------
      Total Variable Rate Demand Obligations
        (Identified Cost-- $4,790)                                                                             4,790
      --------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.5%  (Identified Cost-- $154,024)                                                164,025
      Other Assets Less Liabilities-- 1.5%                                                                     2,433
                                                                                                          ----------
      Net assets consisting of:
      Accumulated paid-in capital applicable to
        10,154 shares outstanding                                                          $155,890
      Undistributed net realized gain on investments                                            567
      Unrealized appreciation of investments                                                 10,001
                                                                                           --------
      Net assets-- 100.0%                                                                                   $166,458
                                                                                                            ========
      Net asset value, redemption price and maximum offering price per share:(D)                              $16.39
                                                                                                              ======
      --------------------------------------------------------------------------------------------------------------

  (A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
  (B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
  (C) The rate shown is the rate as of March 31, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
  (D) Sales charges are being waived for the period November 3, 1997, to July 31, 1999. If the sales charge was in effect, the maximum offering price per share at March 31, 1999, would have been $16.85.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 1999
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust


                                                             Rate           Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 94.2%
      Allegheny County, Airport Revenue
        1992-B AMT (FSA insured)                             6.625%         1/1/22           $1,000          $ 1,079
      Allegheny County, Baldwin-Whitehall School
        District, GO Series 1992-A (Pre-refunded 8/15/02)
        (FGIC insured)                                       6.60%          8/15/10           1,000            1,092(A)
      Allegheny County, Pennsylvania Higher Education
        Duquesne University Project Refunding
        (AMBAC insured)                                      5.125%         3/1/13            1,000            1,035
      Allegheny County, West Jefferson Hills School
        District, GO (Pre-refunded 2/1/01) (FGIC insured)    7.10%          2/1/11            1,000            1,062(A)
      Allegheny County Hospital Development Authority,
        Children's Hospital Refunding (MBIA insured)         6.875%         7/1/14            1,000            1,039
      Allegheny County Hospital Development Authority,
        Presbyterian University Health System, Inc.
        Series 1992-B Refunding (MBIA insured)               6%             11/1/23           1,250            1,350
      Beaver County, IDA Ohio Edison Company
        PCR Refunding (FGIC insured)                         7%             6/1/21            1,000            1,079
      Berks County, Pennsylvania, GO Series
        1995 Refunding (FGIC insured)                        5.85%          11/15/18          1,000            1,062
      Bucks County, Council Rock School District, GO
        (Pre-refunded 3/1/01) (FGIC insured)                 6.75%          3/1/11              250              265(A)
      Chester County Health and Education Facilities
        Authority, Jefferson Health SystemRevenue
        Bonds Series 1997 B                                  5.375%         5/15/27           1,500            1,492
      Commonwealth of Pennsylvania, GO
        First Series                                         6.125%         9/15/03           1,000            1,077
        Second Series (Pre-refunded 11/1/01)                 6.50%          11/1/09           1,000            1,085(A)
      Deer Lakes School District, Pennsylvania, GO
        (MBIA insured)                                       6.45%          1/15/19           1,750            1,935
      Delaware County Authority, University Revenue,
        Villanova University (Pre-refunded 8/1/01)
        (MBIA insured)                                       6.85%          8/1/11              500              536(A)
      Delaware County Authority, University Revenue,
        Villanova University (MBIA insured)                  5.50%          8/1/23            2,000            2,060
      Delaware County, GO (Pre-refunded 11/15/02)            6%             11/15/22          1,000            1,076(A)
      Delaware County, GO Refunding                          6%             11/15/22            220              233
      Delaware River Port Authority (FGIC insured)           5.50%          1/1/26            1,000            1,047

Legg Mason Tax-Free Income Fund



Pennsylvania Tax-Free Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Erie County, Pennsylvania Sewer Authority,
        Sewer Revenue Bonds Series 1997
        (Pre-refunded 6/1/07) (AMBAC insured)                5.625%         6/1/17           $2,000          $ 2,195(A)
      Lehigh County, Pennsylvania, Power & Light
        Company Project 1994 Series A, IDA,
        PCR Refunding (MBIA insured)                         5.50%          2/15/27           1,000            1,033
      Lower Merion School District
        Montgomery County, Pennsylvania
        GO Bonds, Series 1998                                5%             5/15/23           1,000              986
      Montgomery County, GO Series 1997                      5.35%          9/15/17           1,000            1,027
      Montgomery County Higher Education and Health
        Authority, Saint Joseph's University Revenue,
        Series 1992 Refunding (Connie Lee insured)           6.25%          12/15/04            500              546
      Montgomery County, IDA Philadelphia Electric
        Company, Series 1991-B PCR Refunding
        (MBIA insured)                                       6.70%          12/1/21           1,500            1,623
      Montgomery County, Upper Gwynedd-Towamencin
        Guaranteed Sewer Revenue, Series 1991-A
        (MBIA insured)                                       6.75%          10/15/06            250              268
      Montgomery Township Municipal Sewer Authority,
        Guaranteed Sewer Revenue, Series 1991-A
        (MBIA insured)                                       6.70%          5/15/21             250              259
      Northampton County Higher Education Authority,
        College Revenue Bonds (Lafayette College Project),
        Series 1997 (MBIA insured)                           5%             11/1/27           1,000              976
      Pennsylvania Higher Education Assistance Agency,
        Student Loan Revenue AMT, Series 1991-C
        (AMBAC insured)                                      7.15%          9/1/21            1,000            1,083
      Pennsylvania Higher Educational Facilities Authority,
        Bryn Mawr College Revenue Bonds (MBIA insured)       5.625%         12/1/27             500              526
      Pennsylvania Higher Educational Facilities Authority,
        Drexel University Revenue Bonds, Series 1998
        (MBIA insured)                                       4.80%          5/1/28            2,000            1,901
      Pennsylvania Higher Educational Facilities Authority,
        Temple University Revenue (MBIA insured)
           First Series (Pre-refunded 4/1/01)                6.50%          4/1/21              250              269(A)
           First Series                                      5%             4/1/29            1,000              975

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue, Series H (AMBAC insured)         5.375%         6/15/18          $1,000          $ 1,016
      Pennsylvania Higher Educational Facilities Authority,
        University Revenue, University of Pennsylvania,
        Series 1996-A Refunding                              5.75%          1/1/22            1,000            1,030
      Pennsylvania Economic Development Revenue IDA
        Series 1991-A (Pre-refunded 7/1/01)                  7%             1/1/11            1,000            1,092(A)
        Series 1994-A Refunding (AMBAC insured)              5.50%          1/1/14            2,525            2,647
      Pennsylvania Housing Finance Agency, Rental
        Housing (FNMA insured)
          Series 1993-C                                      5.80%          7/1/22            1,000            1,043
          Series 1992-C                                      6.50%          7/1/23              750              800
      Pennsylvania Housing Finance Agency, Single-
        Family Mortgage
          Series 1991-32 Refunding                           7.15%          4/1/15              435              459
          Series 1992-33                                     6.90%          4/1/17              320              338
      Pennsylvania Infrastructure Investment Authority,
        Revenue Series 1990-A (Pre-refunded 9/1/99)          7.15%          9/1/10              500              518(A)
      Pennsylvania Intergovernmental Co-op Authority
        (Pre-refunded 6/15/03) (MBIA insured)                5.60%          6/15/15           1,000            1,069(A)
      Pennsylvania Intergovernmental Co-op Authority
        (Pre-refunded 6/15/03) (MBIA insured)                5.60%          6/15/16           2,000            2,139(A)
      Pennsylvania State University Refunding                5.50%          8/15/16           1,000            1,036
      Pennsylvania State University Series A Refunding       5.10%          3/1/18            1,500            1,495
      Pennsylvania Turnpike Commission, Oil
        Franchise Tax Subordinated Revenue Bonds,
        Series B of 1998 (AMBAC insured)                     4.75%          12/1/27           2,000            1,886
      Pennsylvania Turnpike Commission Revenue
        Series N                                             5.50%          12/1/17           1,000            1,022
      Philadelphia Gas Works Series B (MBIA insured)         7%             5/15/20             500              609
      Philadelphia Hospitals and Higher Education
        Facilities Authority, Hospital Revenue Refunding,
        Children's Hospital Series 1993-A                    5%             2/15/21           1,000              942
      Philadelphia Municipal Authority, Justice Lease
        Revenue Series 1991-B
        (Pre-refunded 11/15/01) (FGIC insured)               7%             11/15/04            500              551(A)
      Philadelphia Municipal Authority, Justice Lease
        Revenue Series 1991-B
        (Pre-refunded 11/15/01) (FGIC insured)               7.10%          11/15/05            500              553(A)

Legg Mason Tax-Free Income Fund



Pennsylvania Tax-Free Income Trust -- Continued


                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Philadelphia Water and Wastewater
        Refunding Series 1998 (AMBAC insured)                5.25%          12/15/12         $1,000          $ 1,053
      Philadelphia Water and Wastewater Revenue
        (MBIA insured)                                       5.60%          8/1/18            2,000            2,087
      Sayre, Pennsylvania Healthcare Revenue Volunteer
        Hospital Authority, Guthrie Healthcare System
        (AMBAC insured)                                      7.20%          12/1/20             500              547
      Schuylkill County, Pennsylvania,
        Charity Obligation Group IDA,
        Series A                                             5%             11/1/28             500              474
      Somerset County General Authority, Commonwealth
        Lease Revenue
        (Pre-refunded 10/15/01) (FGIC insured)               7%             10/15/13            500              541(A)
      Swarthmore Borough Authority, Swarthmore College
        Refunding Revenue Series 1992
        (Pre-refunded 9/15/02)                               6%             9/15/12             180              196(A)
        Unrefunded balance                                   6%             9/15/12             820              885
      Swarthmore Borough Authority, Swarthmore College
        Refunding Revenue Series 1992
        (Pre-refunded 9/15/02)                               6%             9/15/20             370              404(A)
        Unrefunded balance                                   6%             9/15/20           1,630            1,760
      Union County, Pennsylvania Higher
        Educational Financing, Bucknell
        University (MBIA insured)                            4.50%          4/1/18            1,000              940
      University of Pittsburgh
        Commonwealth University
        Capital Projects (FGIC insured)                      5.125%         6/1/22            1,000              996
      University of Pittsburgh Series 1992-A
        (Pre-refunded 6/1/02) (MBIA insured)                 6.125%         6/1/21              650              708(A)
      University of Pittsburgh Series 1992-A
        (MBIA insured)                                       6.125%         6/1/21              350              378
      University of Pittsburgh Series 1997-B Refunding
        (MBIA insured)                                       5%             6/1/21            1,000              983
      Valley View, Pennsylvania School District, GO
        Series A Refunding (FGIC insured)                    5%             11/15/21          1,300            1,277
      Washington County Hospital Authority,
        Shadyside Hospital Project
        Series 1992 Refunding (AMBAC insured)                6%             12/15/18          1,000            1,082
      Westmoreland County GO (AMBAC insured)                 0%             8/1/13            2,000            1,008(B)

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Westmoreland County GO (AMBAC insured)                 0%             8/1/14           $2,475         $  1,178(B)
      Wissahickon Pennsylvania School District GO            4.85%          5/15/13           1,000            1,003
                                                                                                            --------
      Total Municipal Bonds  (Identified Cost-- $66,610)                                                      71,016
      ---------------------------------------------------------------------------------------------------------------------
Variable Rate Demand ObligationsC -- 4.7%
      Allegheny County Hospital Development Authority
        Presbyterian Hospital Series C and D                 3.15%          4/1/99            1,200            1,200
      Pennsylvania Higher Educational Facilities Authority
        Carnegie Mellon University Series 1995 B             3.05%          4/1/99            1,000            1,000
      Philadelphia, Pennsylvania Hospitals and Higher
        Education Children Hospital Project Series A         3.05%          4/1/99            1,300            1,300
                                                                                                            --------
      Total Variable Rate Demand Obligations
        (Identified Cost-- $3,500)                                                                             3,500
      ---------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.9%  (Identified Cost-- $70,110)                                                  74,516
      Other Assets Less Liabilities-- 1.1%                                                                       854
                                                                                                            --------

      Net assets consisting of:
      Accumulated paid-in capital applicable to:
         4,542 primary shares outstanding                                                   $70,619
            17 navigator shares outstanding                                                     276
      Undistributed net realized gain on investments                                             69
      Unrealized appreciation of investments                                                  4,406
                                                                                            -------

      Net assets-- 100.0%                                                                                    $75,370
                                                                                                             =======
      Net asset value, redemption price and maximum offering price per share:(D)

        Primary Class                                                                                         $16.53
                                                                                                              ======
        Navigator Class                                                                                       $16.53
                                                                                                              ======
      ---------------------------------------------------------------------------------------------------------------------


  (A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
  (B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
  (C) The rate shown is the rate as of March 31, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
  (D) Sales charges are being waived for the period November 3, 1997, to July 31, 1999. If the sales charge was in effect, the maximum offering price per share at March 31, 1999, would have been $17.00.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Tax-Free Income Fund
March 31, 1999
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.1%
      Alaska -- 2.8%
      Anchorage GO Series A(AMBAC insured)                   5.30%          8/1/10           $1,075          $ 1,123
      North Slope Borough GO, Capital Appreciation
        Series 1998 A (MBIA insured)                         0%             6/30/09           1,000              623(B)
                                                                                                             -------
                                                                                                               1,746
                                                                                                             -------
      Arizona -- 4.1%
      Arizona Transportation Board Subordinated
        Highway Revenue, Series 1992 A                       6%             7/1/00              500              516
      Salt River Project Agricultural Improvement
        and Power District, Electric System
        Refunding Revenue, 1993 Series A                     5.30%          1/1/03            1,000            1,052
      Scottsdale Street and Highway User
        Revenue Refunding, Series 1993                       5%             7/1/02            1,000            1,040
                                                                                                             -------
                                                                                                               2,608
                                                                                                             -------
      Connecticut -- 1.7%
      State of Connecticut Special Tax Obligation,
        Transportation Infrastructure, 1990 Series A
        (Pre-refunded 6/1/01)                                7.10%          6/1/04            1,000            1,083(A)
                                                                                                             -------
      Florida -- 6.0%
      Jacksonville, Florida Electric Authority Revenue
        Refunding (St. John's River Issue) Series 2-13       5.10%          10/1/10             500              520
      Northwest Florida Water Management District
        Land Acquisition Revenue Refunding,
        Series 1992 (FGIC insured)                           5.50%          4/1/02            1,000            1,052
      Seminole County, Florida Water & Sewer Revenue
        Refunding (MBIA insured)                             6%             10/1/12           1,000            1,138
      State Board of Education Capital Outlay
        Series 1996 A                                        5.60%          1/1/08            1,000            1,075
                                                                                                             -------
                                                                                                               3,785
                                                                                                             -------
      Georgia -- 2.9%
      State of Georgia GO Bonds
        Series 1997 C                                        6.25%          8/1/10            1,000            1,164
      State of Georgia GO Bonds
        Series 1997 C                                        2.25%          8/1/17            1,000              687
                                                                                                             -------
                                                                                                               1,851
                                                                                                             -------
      Illinois -- 3.6%
      Illinois Regional Transportation Authority,
        Refunding (MBIA insured)                             5.40%          6/1/15            1,000            1,032
      State of Illinois Sales Tax Revenue, Series O          5.90%          6/15/01           1,220            1,280
                                                                                                             -------
                                                                                                               2,312
                                                                                                             -------

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Kentucky -- 1.7%
      Turnpike Authority of Kentucky, Economic
        Development Road Revenue Refunding
        (Revitalization Projects)
        Series 1993 (AMBAC insured)                          5.30%          7/1/04           $1,000          $ 1,065
                                                                                                             -------
      Louisiana -- 1.7%
      City of New Orleans Audubon Park Commission
        Aquarium Refunding, Series 1993 (FGIC insured)       6%             10/1/08           1,000            1,097
                                                                                                             -------
      Maine -- 1.7%
      Maine Municipal Bond Bank GORefunding 1993
        Series A Refunding                                   5.20%          11/1/05           1,000            1,061
                                                                                                             -------
      Maryland -- 10.7%
      Baltimore City, Maryland GO(MBIAinsured)               7%             10/15/10          1,000            1,231
      Maryland Department of Transportation Consolidated
        Transportation Refunding, Series 1991                6%             9/1/00            1,000            1,037
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue, Kennedy Krieger
        Issue                                                5.20%          7/1/09              400              416
      Maryland Health and Higher Educational Facilities
        Authority Refunding Revenue, Kennedy Krieger
        Issue                                                5.25%          7/1/10              400              414
      Maryland State andLocal Facilities Loan GO,
        Second Series                                        5%             8/1/11            1,000            1,036
      Maryland Transportation Authority, Transportation
        Facilities Projects Revenue, Series 1992             5.70%          7/1/05            1,000            1,093
      Mayor and City Council of Baltimore
        GO, Consolidated Public Improvement
        Refunding 1995 Series A (FGIC insured)               0%             10/15/06            750              527(B)
      Northeast Maryland Waste Disposal Authority Solid
        Waste Revenue (Montgomery County Resource
        Recovery Project) Series 1993A, AMT                  5.60%          7/1/02            1,000            1,045
                                                                                                             -------
                                                                                                               6,799
                                                                                                             -------
      Michigan -- 1.8%
      Williamston Michigan Community School
        GO (MBIA insured)                                    6.25%          5/1/09            1,000            1,144
                                                                                                             -------
      Nebraska -- 1.7%
      Nebraska Public Power District                         5.70%          1/1/04            1,000            1,069
                                                                                                             -------

Legg Mason Tax-Free Income Fund



Tax-Free Intermediate-Term Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Nevada -- 2.7%
      Clark County, Nevada GO (FGIC insured)                 5.50%          6/1/11           $1,155          $ 1,228
      State of Nevada GO LT (Nevada Municipal
        Bond Bank Refunding Project No. 4)
        Series 1989 B                                        6.70%          2/1/01              500              515
                                                                                                             -------
                                                                                                               1,743
                                                                                                             -------
      New Hampshire -- 1.6%
      New Hampshire Municipal Bond Bank GO
        Refunding, 1991 Series H                             5.70%          2/15/01           1,000            1,040
                                                                                                             -------
      New Jersey -- 3.3%
      New Jersey Turnpike Authority, Turnpike
        Revenue, Series 1991 C Refunding
        (AMBAC insured)                                      6.40%          1/1/07            2,000            2,115
                                                                                                             -------
      North Carolina -- 1.6%
      Charlotte Water and Sewer GO                           4.75%          2/1/13            1,000            1,005
                                                                                                             -------
      Ohio -- 3.4%
      Franklin County, Ohio GO LT Refunding                  5.50%          12/1/11           2,000            2,154
                                                                                                             -------
      Pennsylvania -- 7.4%
      City of Philadelphia, Pennsylvania
        Water and Wastewater Revenue
        Refunding Bonds, Series 1998 (AMBAC insured)         5.25%          12/15/12          1,000            1,053
      Lower Merion School District
        Montgomery County, Pennsylvania
        GO Series 1998                                       5%             5/15/08             500              527
      Northampton County, Pennsylvania Higher
        Education, Lehigh University, Series 1998            5.25%          11/15/09          1,000            1,068
      Pennsylvania Higher Education Facility,
        University of Pennsylvania Montgomery County
        Health Systems Revenue Bonds,
        Series 1999A (FSA insured)                           5%             8/1/09            2,000            2,057
                                                                                                             -------
                                                                                                               4,705
                                                                                                             -------
      South Carolina -- 3.4%
      Berkeley County Water and Sewer Revenue
        Refunding and Improvement (MBIA insured)             6.50%          6/1/06            1,000            1,076
      South Carolina Public Service Authority Revenue,
        Series B Refunding                                   6.70%          7/1/02            1,000            1,079
                                                                                                             -------
                                                                                                               2,155
                                                                                                             -------

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Tennessee -- 3.3%
      Metropolitan Government Nashville and
        Davidson County, Tennessee Water & Sewer
        Refunding (MBIA insured)                             5.50%          1/1/13           $1,000         $  1,062
      State of Tennessee GO, 1994 Series A Refunding         5.25%          3/1/02            1,000            1,044
                                                                                                             -------
                                                                                                               2,106
                                                                                                             -------
      Texas -- 12.1%
      City of Austin Combined Utility Systems Revenue
        Refunding, Series 1992 A (MBIA insured)              6%             11/15/04          1,000            1,087
      City of Houston GO
        Revenue Refunding, Series C                          5.625%         4/1/10            1,000            1,070
      City of Houston Water and Sewer System
        Junior Lien Revenue Refunding, Series 1992 C
        (MBIA insured)                                       5.40%          12/1/01           1,000            1,045
      Dallas, Texas GO                                       4.50%          2/15/13           2,000            1,948
      Irving, Texas Independent School District
        (PSFG insured)                                       0%             2/15/17           1,190              477(B)
      Texas Public Finance Authority, GO Refunding
        (Superconducting Super Collider Project)
        Series 1992 C (FGIC insured)                         0%             4/1/02            1,000              890(B)
      United Independent School District (Webb County,
        Texas) Unlimited Tax School Building Bonds,
        Series 1995 (PSFG insured)                           7.10%          8/15/06           1,000            1,180
                                                                                                             -------
                                                                                                               7,697
                                                                                                             -------
      Vermont -- 2.3%
      State of Vermont, GO 1990 Series A
        (Pre-refunded 2/1/00)                                6.75%          2/1/03            1,400            1,469(A)
                                                                                                             -------
      Virginia -- 11.7%
      Commonwealth of Virginia Transportation Board,
        Transportation Contract Revenue Refunding
        Series 1992 (Route 28 Project)                       5.75%          4/1/00            1,000            1,026
        Series 1992 (Route 28 Project)                       6%             4/1/06            1,000            1,074
      Fairfax County Public Improvement
        Series 1992 C Refunding                              5.50%          10/1/03           2,000            2,041
      Henrico County GO Public Improvement Refunding
        Series 1993                                          5.25%          1/15/09           1,100            1,169
      Virginia State Public Building Authority
        Building Revenue                                     5.20%          8/1/14            1,000            1,026
        Revenue Refunding Series 1992 B                      5.625%         8/1/02            1,000            1,060
                                                                                                             -------
                                                                                                               7,396
                                                                                                             -------

Legg Mason Tax-Free Income Fund



Tax-Free Intermediate-Term Income Trust -- Continued

                                                             Rate         Maturity Date       Par            Value
      ---------------------------------------------------------------------------------------------------------------------
      Washington -- 1.9%
      Washington State Motor Vehicle Fuel Tax Revenue,
        Series D                                             6.50%          1/1/07           $1,045          $ 1,196
                                                                                                             -------
      Total Municipal Bonds  (Identified Cost-- $58,118)                                                      60,401
      --------------------------------------------------------------------------------------------------------------------
Variable Rate Demand ObligationsC-- 3.6%
      Allegheny County Hospital Development Authority
        (Presbyterian University Hospital)
        Hospital Revenue Bonds, 1988 Series B2               3.15%          4/1/99              455              455
      Carlton, Wisconsin PCR Refunding Bonds
        (Wisconsin Power and Light Company Projects)
        Series B                                             3.10%          4/1/99              300              300
      District of Columbia Multimodal Revenue Bonds
        Medlantic/Helix Issue, Series 1998A                  3.10%          4/1/99              500              500
      Hospitals and Higher Educational Facilities
        Authority of Philadelphia, Hospital Revenue Bonds
        (The Children's Hospital of Philadelphia Project)
         Series A of 1996                                    3.05%          4/1/99              300              300
      Kentucky Economic Development Finance
        Authority Hospital Revenue Bonds,Series 1999
        (Baptist Healthcare System Obligated Group)          3.30%          4/1/99              300              300
      Lake Charles (City of) Harbor & Terminal
        District Port Facilities Revenue Bonds,
        Series 1984                                          3.20%          4/1/99              200              200
      Lincoln County, Wyoming
        Pollution Control Revenue Bonds
        (Exxon Project) Series 1984C                         3.30%          4/1/99              200              200
                                                                                                             -------
      Total Variable Rate Demand Obligations
        (Identified Cost--$2,255)                                                                              2,255
      --------------------------------------------------------------------------------------------------------------------
      Total Investments-- 98.7%  (Identified Cost-- $60,373)                                                  62,656
      Other Assets Less Liabilities--1.3%                                                                        846
                                                                                                             -------

      Net assets-- 100.0%                                                                                    $63,502
                                                                                                             =======

      ---------------------------------------------------------------------------------------------------------------------
      Net assets consisting of:
      Accumulated paid-in capital applicable to
        4,049 shares outstanding                                                            $61,260
      Accumulated net realized loss on investments                                              (41)
      Unrealized appreciation of investments                                                  2,283
                                                                                            -------
      Net assets-- 100.0%                                                                                    $63,502
                                                                                                             =======
      Net asset value, redemption price and maximum offering price per share:(D)                              $15.68
                                                                                                              ======
      ---------------------------------------------------------------------------------------------------------------------

  (A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.
  (B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
  (C) The rate shown is the rate as of March 31, 1999, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
  (D) Sales charges are being waived for the period August 1, 1995, to July 31, 1999. If the sales charge was in effect, the maximum offering price per share at March 31, 1999, would have been $16.00.

      A guide to abbreviations follows Sector Diversification.

      See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
March 31, 1999 (Unaudited)
(Amounts in Thousands)


                                                  Maryland                    Pennsylvania                   Tax-Free
                                                  Tax-Free                      Tax-Free                 Intermediate-Term
                                                Income Trust                  Income Trust                 Income Trust
                                             ------------------            ------------------          --------------------
                                                % of     Market               % of     Market             % of      Market
                                             Net Assets   Value            Net Assets   Value          Net Assets    Value
---------------------------------------------------------------------------------------------------------------------------
      Education Revenue                         12.1  $  20,184              23.2     $17,508               1.7    $ 1,068
      Escrowed                                    --         --               6.3       4,730                --         --
      General Obligation--Local                 16.2     27,033               3.1       2,323              33.3     21,159
      General Obligation--School                  --         --               4.3       3,267                --         --
      General Obligation--State                  3.4      5,763               1.4       1,077              11.2      7,093
      Health Care and Hospital Revenue          12.5     20,816              10.6       7,955               4.5      2,887
      Housing Revenue                            3.5      5,766               3.5       2,641                --         --
      Lease Revenue                              4.6      7,611                --          --               3.3      2,086
      Other                                       --         --                --          --               2.0      1,280
      Parking Revenue                            1.3      2,174                --          --                --         --
      Port Facilities Revenue                    3.9      6,553                --          --                --         --
      Pre-Refunded Bonds                        15.6     25,937              20.4      15,351               4.0      2,552
      Small Business Administration
        Revenue                                   --         --               3.5       2,646                --         --
      Solid Waste Revenue                        3.2      5,315                --          --                --         --
      Student Loan Revenue                        --         --               1.4       1,083                --         --
      Transportation Revenue                     3.3      5,472               6.7       5,034              15.7      9,997
      Utility                                    5.6      9,347               5.0       3,735               7.6      4,808
      Water and Sewer Revenue                   10.4     17,264               4.8       3,666              11.8      7,471
      Short-Term Investments                     2.9      4,790               4.7       3,500               3.6      2,255
      Other Assets Less Liabilities              1.5      2,433               1.1         854               1.3        846
                                               -----   --------             -----     -------             -----    -------
                                               100.0   $166,458             100.0     $75,370             100.0    $63,502
                                               =====   ========             =====     =======             =====    =======


               -------------------------------------------------


Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

      AMBAC            AMBAC Indemnity Corporation
      AMT              Alternative Minimum Tax
      CONNIE LEE       Connie Lee Insurance Company
      FNMA             Fannie Mae
      FGIC             Financial Guaranty Insurance Company
      FSA              Financial Security Assurance
      GO               General Obligation
      HOC              Housing Opportunities Commission
      IDA              Industrial Development Authority
      LT               Limited Tax
      MBIA             Municipal Bond Insurance Association
      PCR              Pollution Control Revenue
      PSFG             Permanent School Fund Guaranty

Statements of Operations
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)



                                                                                     Year Ended 3/31/99
      ---------------------------------------------------------------------------------------------------------------------
                                                                          Maryland       Pennsylvania        Tax-Free
                                                                          Tax-Free         Tax-Free      Intermediate-Term
                                                                        Income Trust     Income Trust      Income Trust
      ---------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                            $ 8,726           $ 3,920          $ 2,998
                                                                          -------           -------          -------
Expenses:
      Investment advisory fee                                                 887               391              334
      Distribution and service fees                                           403               177              152
      Transfer agent and shareholder servicing expense                         46                22               15
      Audit and legal fees                                                     49                26               30
      Custodian fee                                                            95                73               67
      Registration fees                                                         8                 6               14
      Reports to shareholders                                                  17                 7                6
      Trustees' fees                                                            5                 5                5
      Other expenses                                                            7                 3                2
                                                                          -------           -------          -------
                                                                            1,517               710              625
           Less: Fees waived                                                 (384)             (213)            (197)
                 Compensating balance credits                                  (5)               (3)              (3)
                                                                          -------           -------          -------
           Total expenses, net of waivers and compensating
              balance credits                                               1,128               494              425
                                                                          -------           -------          -------
      Net Investment Income                                                 7,598             3,426            2,573
                                                                          -------           -------          -------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on investments                                     779               171               52
      Change in unrealized appreciation (depreciation) of investments        (218)              198              253
                                                                          -------           -------          -------
      Net Realized and Unrealized Gain (Loss) on Investments                  561               369              305
      ---------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting From Operations                      $ 8,159           $ 3,795          $ 2,878
      ---------------------------------------------------------------------------------------------------------------------

       See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)


                                                              Maryland             Pennsylvania            Tax-Free
                                                              Tax-Free               Tax-Free          Intermediate-Term
                                                            Income Trust           Income Trust          Income Trust
                                                      ---------------------------------------------------------------------
                                                             Years Ended            Years Ended           Years Ended
                                                          3/31/99    3/31/98    3/31/99     3/31/98    3/31/99     3/31/98
      ---------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                             $   7,598  $   7,463  $  3,426    $  3,318   $  2,573    $  2,529
      Net realized gain (loss) on investments                 779        957       171         213         52         140
      Change in unrealized appreciation
        (depreciation) of investments                        (218)     4,439       198       2,681        253       1,295
      ---------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations        8,159     12,859     3,795       6,212      2,878       3,964
      Distributions to shareholders:
         From net investment income:
            Primary Class                                  (7,598)    (7,463)   (3,413)     (3,318)    (2,573)     (2,529)
            Navigator Class                                    NA         NA       (13)        Nil         NA          NA
         From net realized gain on investments:
            Primary Class                                    (519)    (1,004)     (189)       (103)       (23)         NA
            Navigator Class                                    NA         NA        (1)         NA         NA          NA
      Change in net assets from Fund share transactions:
            Primary Class                                  11,948      4,102     6,867         382      3,965       3,084
            Navigator Class                                    NA         NA       186          90         NA          NA
      ---------------------------------------------------------------------------------------------------------------------
      Change in net assets                                 11,990      8,494     7,232       3,263      4,247       4,519

Net Assets:

      Beginning of year                                   154,468    145,974    68,138      64,875     59,255      54,736
      ---------------------------------------------------------------------------------------------------------------------
      End of year                                       $ 166,458  $ 154,468  $ 75,370    $ 68,138   $ 63,502    $ 59,255
      ---------------------------------------------------------------------------------------------------------------------

      NA Not applicable.

      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.




                                                Investment Operations                        Distributions
                                      ---------------------------------------    --------------------------------------
                                                                                                From
                          Net Asset      Net       Net Realized       Total         From        Net                     Net Asset
                            Value,    Investment  and Unrealized      From          Net       Realized                    Value,
                          Beginning     Income    Gain (Loss) on   Investment    Investment    Gain on       Total        End of
                           of Year      (Loss)     Investments     Operations      Income    Investments  Distributions    Year
----------------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
    -- Primary Class
      Years Ended Mar. 31,
      1999                 $16.39      $.78(D)        $ .05          $ .83        $(.78)       $(.05)        $(.83)       $16.39
      1998                  15.91       .81(D)          .59           1.40         (.81)        (.11)         (.92)        16.39
      1997                  16.07       .83(D)         (.09)           .74         (.83)        (.07)         (.90)        15.91
      1996                  15.87       .86(D)          .25           1.11         (.86)        (.05)         (.91)        16.07
      1995                  15.69       .83(D)          .18           1.01         (.83)         --           (.83)        15.87

Pennsylvania Tax-Free Income Trust
    -- Primary Class
      Years Ended Mar. 31,
      1999                 $16.48      $.80(E)        $ .10          $ .90        $(.80)       $(.05)        $(.85)       $16.53
      1998                  15.80       .81(E)          .71           1.52         (.81)        (.03)         (.84)        16.48
      1997                  16.10       .83(E)         (.11)           .72         (.83)        (.19)        (1.02)        15.80
      1996                  16.02       .89(E)          .15           1.04         (.89)        (.07)         (.96)        16.10
      1995                  15.80       .85(E)          .22           1.07         (.85)         --           (.85)        16.02

Tax-Free Intermediate-Term Income Trust
    -- Primary Class
      Years Ended Mar. 31,
      1999                 $15.61      $.67(F)        $ .08          $ .75        $(.67)       $(.01)        $(.68)       $15.68
      1998                  15.22       .67(F)          .39           1.06         (.67)         --           (.67)        15.61
      1997                  15.34       .68(F)         (.12)           .56         (.68)         --           (.68)        15.22
      1996                  15.06       .68(F)          .28            .96         (.68)         --           (.68)        15.34
      1995                  14.96       .72(F)          .10            .82         (.72)         --           (.72)        15.06
----------------------------------------------------------------------------------------------------------------------------------

                                                                     Ratios/Supplemental Data
                                        ----------------------------------------------------------------------------------
                                                                                       Net
                                                        Total           Net         Investment               Net Assets,
                                                       Expenses       Expenses        Income     Portfolio     End of
                                           Total      to Average     to Average     to Average   Turnover        Year
                                          Return(A)  Net Assets(B)  Net Assets(C)   Net Assets     Rate     (in thousands)
--------------------------------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
    -- Primary Class
      Years Ended Mar. 31,
      1999                                 5.16%        .70%(D)        .70%(D)       4.71%(D)      12.9%       $166,458
      1998                                 8.97%        .70%(D)        .70%(D)       4.97%(D)      18.9%        154,468
      1997                                 4.73%        .67%(D)        .66%(D)       5.18%(D)       6.0%        145,974
      1996                                 7.11%        .59%(D)        .58%(D)       5.29%(D)      14.1%        146,645
      1995                                 6.60%         --            .54%(D)       5.32%(D)       9.5%        142,314

Pennsylvania Tax-Free Income Trust
    -- Primary Class
      Years Ended Mar. 31,
      1999                                 5.54%        .70%(E)        .70%(E)       4.82%(E)      10.6%        $75,093
      1998                                 9.80%        .71%(E)        .70%(E)       5.00%(E)      14.1%         68,048
      1997                                 4.61%        .67%(E)        .66%(E)       5.20%(E)      13.6%         64,875
      1996                                 6.52%        .54%(E)        .53%(E)       5.42%(E)      17.2%         65,275
      1995                                 7.03%         --            .49%(E)       5.42%(E)       2.1%         63,929

Tax-Free Intermediate-Term Income Trust
    -- Primary Class
      Years Ended Mar. 31,
      1999                                 4.82%        .70%(F)        .70%(F)       4.24%(F)      17.9%        $63,502
      1998                                 7.12%        .71%(F)        .70%(F)       4.34%(F)       9.0%         59,255
      1997                                 3.71%        .67%(F)        .66%(F)       4.43%(F)       8.9%         54,736
      1996                                 6.47%        .57%(F)        .56%(F)       4.41%(F)        --          60,042
      1995                                 5.65%         --            .34%(F)       4.83%(F)      24.8%         48,837
--------------------------------------------------------------------------------------------------------------------------


  (A) Excluding sales charge. Sales charges are being waived for the period November 3, 1997, to July 31, 1999.
  (B) Pursuant to Securities and Exchange Commission regulations, effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, credits were included in the ratio.
  (C) This ratio reflects total expenses reduced by the impact of compensating balance credits and voluntary expense waivers described below.
  (D) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.50% until June 30, 1994; 0.55% until July 31, 1995; 0.60% until March 31, 1996; 0.65% until December 31, 1996; and 0.70%
      through July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999, 0.94%; 1998, 0.93%; 1997, 0.96%; 1996,
      0.95%; and 1995, 0.94%.
  (E) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.45% until June 30, 1994; 0.50% until July 31, 1995; 0.55% until March 31, 1996; 0.65% until December 31, 1996; and 0.70%
      through July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999,1.00%; 1998, 1.00%; 1997, 1.04%; 1996,
      1.02%; and 1995, 1.01%.
  (F) Net of fees waived by the Adviser in excess of voluntary expense limitations as follows: 0.30% until June 30, 1994; 0.35% until July 31, 1995; 0.65% until December 31, 1996; and 0.70% through July 31, 1999. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows:
      1999, 1.03%; 1998, 1.06%; 1997, 1.11%; 1996, 1.10%; and 1995, 1.04%.

      See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

      --------------------------------------------------------------------------

1. Significant Accounting Policies:
           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.
           Pennsylvania Tax-Free consists of two classes of shares: Primary Class, offered since August 1, 1991, and Navigator Class, offered to certain institutional investors since March 10, 1998.The Navigator Class of Maryland Tax-Free and Tax-Free Intermediate has not commenced operations. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation
           Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.
           Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At March 31, 1999, accrued dividends payable were as follows:
      Maryland Tax-Free, $329; Pennsylvania Tax-Free, $152; and Tax-Free Intermediate, $113.

      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

      --------------------------------------------------------------------------


      At March 31, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                Receivable for          Payable for
                                Securities Sold    Securities Purchased
      -----------------------------------------------------------------
      Maryland Tax-Free              $ --                  $ --
      Pennsylvania Tax-Free            20                    --
      Tax-Free Intermediate            --                    --


      Federal Income Taxes
           No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Other
           Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Investment Transactions:
           For the year ended March 31, 1999, investment transactions (excluding short-term investments) were as follows:


                                          Purchases         Proceeds From Sales
      -------------------------------------------------------------------------
      Maryland Tax-Free                     $33,041              $19,948
      Pennsylvania Tax-Free                  14,371                7,171
      Tax-Free Intermediate                  12,886               10,526


           At March 31, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                                      Net Appreciation/
                                       Cost        Appreciation     (Depreciation)     (Depreciation)
      -------------------------------------------------------------------------------------------------
      Maryland Tax-Free              $154,024        $10,215           $(214)             $10,001
      Pennsylvania Tax-Free            70,110          4,446             (40)               4,406
      Tax-Free Intermediate            60,373          2,353             (70)               2,283

      -------------------------------------------------------------------------

3. Repurchase Agreements:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:
           Each Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to their respective agreements, the Adviser provides the Funds with investment advisory and management services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.
           The Adviser has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees; expense limits and their expiration dates; total management fees waived; and management fees payable for each Fund:

                                                                                           Year Ended
                                                                                          March 31, 1999  At March 31, 1999
                                                                                        -----------------------------------
                                                                                            Advisory          Advisory
                                    Advisory       Expense      Expense Limitation            Fees              Fees
      Fund                             Fee       Limitation       Expiration Date            Waived            Payable
      ---------------------------------------------------------------------------------------------------------------------
      Maryland Tax-Free               0.55%         0.70%     July 31, 1999, or until         $384              $38
                                                               net assets reach $200
                                                                      million

      Pennsylvania Tax-Free           0.55%         0.70%     July 31, 1999, or until          213               16
                                                              net assets reach $125
                                                                      million

      Tax-Free Intermediate           0.55%         0.70%     July 31, 1999, or until          197               12
                                                               net assets reach $100
                                                                      million


           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to each Fund pursuant to an administration agreement with the Adviser. The Adviser pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of each Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service

      --------------------------------------------------------------------------

      fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                                          At March 31, 1999
                                                                        --------------------
                                       Distribution      Service      Distribution and Service
      Fund                                  Fee            Fee              Fees Payable
-----------------------------------------------------------------------------------------------
      Maryland Tax-Free                  0.125%          0.125%                 $35
      Pennsylvania Tax-Free              0.125%          0.125%                  16
      Tax-Free Intermediate              0.125%          0.125%                  13


           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the year ended March 31, 1999: Maryland Tax-Free, $17; Pennsylvania Tax-Free, $2; and Tax-Free Intermediate, $6.
           The Adviser, LMFA and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:
           The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the year ended March 31, 1999, the Funds had no borrowings under the line of credit.

6. Fund Share Transactions:
           At March 31, 1999, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased          Net Change
                                          -----------------    ----------------   -----------------    ----------------
                                          Shares     Amount    Shares   Amount    Shares     Amount    Shares    Amount
      -----------------------------------------------------------------------------------------------------------------
      Maryland Tax-Free

      -- Primary Class
          Year Ended March 31, 1999        1,898    $31,226       367   $6,039   (1,538)    $(25,317)     727   $11,948
          Year Ended March 31, 1998        1,148     18,744       390    6,342   (1,288)     (20,984)     250     4,102

      Pennsylvania Tax-Free

      -- Primary Class
          Year Ended March 31, 1999          938    $15,546       157   $2,609     (681)    $(11,288)     414    $6,867
          Year Ended March 31, 1998          503      8,232       148    2,413     (630)     (10,263)      21       382

      Tax-Free Intermediate

      -- Primary Class
          Year Ended March 31, 1999        1,067    $16,756       123   $1,931     (937)    $(14,722)     253    $3,965
          Year Ended March 31, 1998          955     14,796       124    1,926     (879)     (13,638)     200     3,084
      -----------------------------------------------------------------------------------------------------------------

Report of Independent Accountants


To the Board of Trustees of Legg Mason Tax-Free Income Fund and the Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust, and Tax-Free Intermediate-Term Income Trust:

   In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising Legg Mason Tax-Free Income Fund, hereafter referred to as the "Funds") at March 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP

Baltimore, Maryland
April 30, 1999

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


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


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

                                 Annual Report
                                 March 31, 1999

                                   Legg Mason
                                    Tax-Free
                                  Income Fund


                               Maryland Tax-Free

                             Pennsylvania Tax-Free

                                    Tax-Free
                               Intermediate-Term

                                 Primary Class


                            [LEGG MASON FUNDS LOGO]


                               HOW TO INVEST(SM)

Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Legg Mason Capital Management, Inc.
      Baltimore, MD

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      This report is not to be distributed unless preceded or accompanied by a prospectus.



                      Legg Mason Wood Walker, Incorporated
                      ------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000



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